UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,999	$ 17,909
Prepaid expenses and other assets	2,285	5,916
Assets held for sale	11	0
Total current assets	4,295	23,825
Property and equipment, net	0	4,385
Right of use assets - operating leases	717	2,040
Deferred financing costs	0	208
Total assets	5,012	30,458
Current liabilities:
Accounts payable	4,757	2,081
Accrued expenses	2,528	7,448
Deferred revenue	0	3,729
Operating lease liabilities	703	832
Finance lease liabilities	349	905
Other current liabilities	613	1,060
Total current liabilities	8,950	16,055
Deferred revenue	41,250	41,250
Operating lease liabilities	648	724
Finance lease liabilities	0	20
Other long-term liabilities	169	318
Total liabilities	51,017	58,367
Commitments and contingencies (Note 6)
Stockholders' deficit:
Preferred stock $0.001 par value, 5,000,000 shares authorized, none issued or outstanding	0	0
Common stock $0.001 par value, 350,000,000 shares authorized, 41,788,096 and 41,750,109 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	41	41
Additional paid-in capital	278,573	277,629
Accumulated deficit	(324,619)	(305,579)
Total stockholders' deficit	(46,005)	(27,909)
Total liabilities and stockholders' deficit	$ 5,012	$ 30,458